Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2024
Entity Registrant Name	dei_EntityRegistrantName	GABELLI SRI FUND, INC.
Entity Central Index Key	dei_EntityCentralIndexKey	0001391839
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 29, 2024
Document Effective Date	dei_DocumentEffectiveDate	Jul. 29, 2024
Prospectus Date	rr_ProspectusDate	Jul. 29, 2024
Gabelli SRI Fund, Inc.
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY OF THE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Gabelli SRI Fund’s (formerly, Gabelli ESG Fund, Inc.) (the “Fund”) investment objective is to seek capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund’s Class A shares when and if initial investments into Class A shares are reopened. More information about these and other discounts is available from your financial professional and in the section entitled “Classes of Shares” on page 17 of the prospectus and in Appendix A, “Sales Charge Reductions and Waivers Available through Certain Intermediaries,” attached to the Fund’s prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund’s Class A shares when and if initial investments into Class A shares are reopened.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same (taking into account the expense limitation for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares of the Fund:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its objective by investing substantially all, and in any case, no less than 80% of its assets in common stocks and preferred stocks of companies that meet the Fund’s guidelines for social responsibility at the time of investment. The Fund may also invest in foreign securities and in securities that are convertible into common stocks. The Fund focuses on investments in companies whose securities appear to be underpriced relative to their private market value (“PMV”), which is the value the Fund’s investment adviser, Gabelli Funds, LLC (the “Adviser”), believes informed investors would be willing to pay for a company. There can be no assurance that the Fund will be able to achieve its investment objective.

Socially Responsible Investing. The Adviser employs a social screening overlay process on a pro-active basis at the time of investment to identify companies that meet the Fund’s social guidelines. Pursuant to these guidelines, the Fund will not invest in companies that derive more than 10% of their revenues from the following areas: tobacco, cannabis, alcohol, gambling, or weapons production. The Adviser will monitor each holding of a socially responsible company on a continuous basis to ensure its compliance with the Fund’s social guidelines. Securities that no longer meet these guidelines will be sold within a reasonable period of time after the Adviser makes such a determination. Securities may also be sold if the Adviser believes the securities no longer appear to be underpriced relative to their PMV.

After identifying companies that satisfy these social criteria, the Adviser then will invest in securities of companies that the Adviser believes are trading at a material discount to PMV. The Adviser will monitor each holding on a regular basis to ensure its compliance with the Fund’s guidelines. Securities that no longer meet these guidelines will be sold within a reasonable period of time after the Adviser makes such a determination. Securities may also be sold if the Adviser believes the securities no longer appear to be underpriced relative to their PMV, or if there is a change to an underlying industry or company that the Adviser believes may negatively affect the value of such securities.

The Fund may also use the following investment technique:

•Lower Grade Convertible Debt Securities. The Fund will normally purchase only investment grade, convertible debt securities having a rating of, or equivalent to, at least “BBB” (which securities may have speculative characteristics) by Standard & Poor’s (“S&P”) or, if unrated, judged by the Adviser to be of comparable quality. However, on occasion when the Adviser deems appropriate, the Fund may also invest up to 25% of its assets in more speculative convertible debt securities, provided such securities have a rating of, or equivalent to, at least an S&P rating of “B.”

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing the Fund’s performance from calendar year to calendar year. The table compares the Fund’s average annual returns to those of the S&P 500® Index, a broad measure of market performance. On February 16, 2023, the Board approved a change in the Fund's name to the "Gabelli SRI Fund, Inc." along with certain changes to the Fund's principal investment strategies and techniques. Effective May 21, 2023, the Fund implemented its name change and the accompanying changes to its principal investment strategies and techniques. The Fund's performance prior to May 21, 2023, does not reflect the Fund's current investment strategies. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.gabelli.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing the Fund’s performance from calendar year to calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gabelli.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	GABELLI SRI FUND, INC.(Total Returns for Class AAA Shares for the Years Ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the calendar years shown in the bar chart, the highest return for a quarter was 17.38% (quarter ended December 31, 2020), and the lowest return for a quarter was (22.83)% (quarter ended March 31,2020 ).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the years ended December 31, 2023,with maximum sales charge, if applicable)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class AAA shares. After-tax returns for other classes will vary due to the differences in expenses.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”). After-tax returns are shown only for Class AAA shares. After-tax returns for other classes will vary due to the differences in expenses.

Gabelli SRI Fund, Inc. | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.29%
5 Years	rr_AverageAnnualReturnYear05	15.69%
10 Years	rr_AverageAnnualReturnYear10	12.03%
Gabelli SRI Fund, Inc. | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Gabelli SRI Fund, Inc. | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	When you sell Fund shares, they may be worth more or less than what you paid for them; you may lose money by investing in the Fund.
Gabelli SRI Fund, Inc. | Socially Responsible Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

•Socially Responsible Investment Risk. The application of the Adviser’s socially responsible criteria will affect the Fund’s exposure to certain issuers, industries, sectors, regions, and countries and may impact the relative financial performance of the Fund—positively or negatively—depending on whether such investments are in or out of favor.

Gabelli SRI Fund, Inc. | Convertible Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

•Convertible Securities Risk. Convertible securities provide higher yields than the underlying common stock, but generally offer lower yields than nonconvertible securities of similar quality. The value of convertible securities fluctuates in relation to changes in interest rates and, in addition, fluctuates in relation to the underlying common stock.

Gabelli SRI Fund, Inc. | Infectious Illness Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

•Infectious Illness Risk. A widespread outbreak of an infectious illness, such as the COVID-19 pandemic, may result in travel restrictions, disruption of healthcare services, prolonged quarantines, cancellations, supply chain disruptions, business closures, lower consumer demand, layoffs, ratings downgrades, defaults and other significant economic, social and political impacts. Such events may adversely affect the Fund, its investments, and the value of your investment in the Fund. The fallout from the COVID-19 pandemic and its subsequent variants, and the long-term impact on economies, markets, industries and individual issuers, are not known.

Gabelli SRI Fund, Inc. | Equity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

•Equity Risk. Equity risk is the risk that the prices of the securities held by the Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer companies’ particular circumstances.

Gabelli SRI Fund, Inc. | Financial Services Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

•Financial Services Risk. The Fund may invest from time to time in securities issued by financial services companies. Financial services companies can be significantly affected by changing economic conditions, demand for consumer loans, refinancing activity and intense competition, including price competition. Profitability can be largely dependent upon the availability and cost of capital and the rate of consumer debt defaults, and can fluctuate significantly when interest rates change. Unstable and/or rising interest rates may have a disproportionate effect on companies in the financial services sector. Financial services companies are subject to extensive government regulation, which can change frequently and may adversely affect the scope of their activities, the prices they can charge and the amount of capital they must maintain, or may affect them in other ways that are unforeseeable. In the past, financial services companies in general experienced considerable financial distress, which led to implementation of government programs designed to ease that distress.

Gabelli SRI Fund, Inc. | Preferred Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

•Preferred Stock Risk. Preferred stocks are susceptible to general market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The dividend on a preferred stock may be changed or omitted by the issuer, and participation in the growth of an issuer may be limited.

Gabelli SRI Fund, Inc. | Foreign Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

•Foreign Securities Risk. Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs. These risks are more pronounced in the securities of companies located in emerging markets.

Gabelli SRI Fund, Inc. | Inflation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

•Inflation Risk. Inflation risk is the risk that value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s shares and distributions thereon can decline. Inflation risk is linked to increases in the prices of goods and services and a decrease in the purchasing power of money. Inflation often is accompanied or followed by a recession, or period of decline in economic activity, which may include job loss and other hardships and may cause the value of securities to go down generally. Inflation risk is greater for fixed-income instruments with longer maturities. In addition, this risk may be significantly elevated compared to normal conditions because of recent monetary policy measures and the current interest rate environment. Inflation has recently increased and it cannot be predicted whether and to what extent it may decline.

Gabelli SRI Fund, Inc. | Interest Rate Risk, Maturity Risk, and Credit Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

•Interest Rate Risk, Maturity Risk, and Credit Risk. When interest rates decline, the value of the portfolio’s debt securities generally increases. Conversely, when interest rates rise, the value of the portfolio’s debt securities generally declines. The magnitude of the increase or decline will often be greater for longer term debt securities than shorter term debt securities. It is also possible that the issuer of a debt security will not be able to make interest and principal payments when due.

Gabelli SRI Fund, Inc. | Lower Grade Convertible Debt Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

•Lower Grade Convertible Debt Securities Risk. The issuers of debt obligations having speculative characteristics may experience difficulty in paying principal and interest when due in the event of a downturn in the economy or unanticipated corporate developments. The market prices of such securities may become increasingly volatile in periods of economic uncertainty. Moreover, adverse publicity or the perceptions of investors over which the Adviser has no control, whether or not based on fundamental analysis, may decrease the market price and liquidity of such investments.

Gabelli SRI Fund, Inc. | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	•Management Risk. If the portfolio managers are incorrect in their assessment of the growth prospects of the securities the Fund holds, then the value of the Fund’s shares may decline.
Gabelli SRI Fund, Inc. | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

•Market Risk. Global economies and financial markets are increasingly interconnected, which increases the likelihood that events or issuers in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market, or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.

Gabelli SRI Fund, Inc. | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

•Sector Risk. Although the Fund does not employ a sector focus, its exposure, from time to time, to specific sectors will increase based on the Adviser’s perception of available investment opportunities. If the Fund focuses on a particular sector, the Fund may face an increased risk that the value of its portfolio will decrease because of events disproportionately affecting that sector. Furthermore, investments in particular sectors may be more volatile than the broader market as a whole.

Gabelli SRI Fund, Inc. | Geopolitical Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

• Geopolitical Risk. Occurence of global events, such as war, terrorist attacks, natural disasters, country instability, infectious disease epidemics, pandemics and other public health issues, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers and other governmental trade or market control programs, the potential exit of a country from its respective union and related geopolitical events, may result in market volatility and may have long-lasting impacts on both the U.S. and global financial markets.

Gabelli SRI Fund, Inc. | Class AAA
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SRIGX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[1]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none	[1]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)	[1]
Exchange Fee	rr_ExchangeFee	none	[1]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution or Similar (Non 12b-1) Fees	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.34%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.59%	[2]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.69%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	644
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,223
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,798
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	92
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	644
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,223
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,798
Annual Return 2014	rr_AnnualReturn2014	8.31%
Annual Return 2015	rr_AnnualReturn2015	(3.28%)
Annual Return 2016	rr_AnnualReturn2016	10.39%
Annual Return 2017	rr_AnnualReturn2017	13.29%
Annual Return 2018	rr_AnnualReturn2018	(15.83%)
Annual Return 2019	rr_AnnualReturn2019	25.83%
Annual Return 2020	rr_AnnualReturn2020	13.46%
Annual Return 2021	rr_AnnualReturn2021	22.00%
Annual Return 2022	rr_AnnualReturn2022	(18.71%)
Annual Return 2023	rr_AnnualReturn2023	11.81%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.83%)
1 Year	rr_AverageAnnualReturnYear01	11.81%
5 Years	rr_AverageAnnualReturnYear05	9.62%
10 Years	rr_AverageAnnualReturnYear10	5.73%
Gabelli SRI Fund, Inc. | Class AAA | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.57%
5 Years	rr_AverageAnnualReturnYear05	6.40%
10 Years	rr_AverageAnnualReturnYear10	5.00%
Gabelli SRI Fund, Inc. | Class AAA | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.87%
5 Years	rr_AverageAnnualReturnYear05	6.54%
10 Years	rr_AverageAnnualReturnYear10	5.02%
Gabelli SRI Fund, Inc. | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SRIAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%	[1]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none	[1]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)	[1]
Exchange Fee	rr_ExchangeFee	none	[1]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution or Similar (Non 12b-1) Fees	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.34%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.59%	[2]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.69%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 662
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,182
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,728
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,212
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	662
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,182
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,728
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,212
1 Year	rr_AverageAnnualReturnYear01	5.40%
5 Years	rr_AverageAnnualReturnYear05	8.33%
10 Years	rr_AverageAnnualReturnYear10	5.10%
Gabelli SRI Fund, Inc. | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SRICX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[1]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none	[1]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)	[1]
Exchange Fee	rr_ExchangeFee	none	[1]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution or Similar (Non 12b-1) Fees	rr_DistributionOrSimilarNon12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.34%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.34%	[2]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.44%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 192
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	799
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,529
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,465
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	92
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	799
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,529
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,465
1 Year	rr_AverageAnnualReturnYear01	11.84%
5 Years	rr_AverageAnnualReturnYear05	9.49%
10 Years	rr_AverageAnnualReturnYear10	5.26%
Gabelli SRI Fund, Inc. | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SRIDX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution or Similar (Non 12b-1) Fees	rr_DistributionOrSimilarNon12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.34%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.34%	[2]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.44%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	592
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,119
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,565
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	92
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	592
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,119
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,565
1 Year	rr_AverageAnnualReturnYear01	11.83%
5 Years	rr_AverageAnnualReturnYear05	9.69%
10 Years	rr_AverageAnnualReturnYear10	5.88%

[1]	As of the date of this prospectus, the Fund's respective Class AAA, Class A, and Class C shares are "closed to purchases from new investors." "Closed to purchases from new investors" means: (i) with respect to Class AAA and Class A shares, no new investors may purchase shares of such classes, but existing shareholders may continue to purchase additional shares of such classes, and (ii) with respect to Class C shares, neither new investors nor existing shareholders may purchase any additional shares of such class. These changes will have no effect on existing shareholders' ability to redeem shares of the Fund as described in this prospectus. Reinvestment of dividend and capital gain distributions will continue to be permitted for holders of the Fund's Class AAA, Class A, and Class C shares.
[2]	Gabelli Funds, LLC (the “Adviser”) has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than an annual rate of 0.90% for all classes of shares. Under this same arrangement, the Fund has also agreed, during the three year period following the year of any such waiver or reimbursement by the Adviser, to repay such amount, but only to the extent the Fund’s adjusted Total Annual Fund Operating Expenses would not exceed an annual rate of 0.90% for the applicable class of shares, after giving effect to the repayments. This arrangement is in effect through July 29, 2025, and may be terminated only by the Board of Directors of the Fund (the “Board”) before such time. Any waivers and/or reimbursements made by the Adviser are subject to recoupment from the Fund for a period not to exceed three years after the occurrence of the waiver and/or reimbursement, provided that the Fund may only make repayments to the Adviser if such repayment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed both: (1) the expense cap in place at the time such amounts were waived or reimbursed, as applicable; and (2) the Fund’s current expense cap.